Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants [Abstract]
Warrants

Note 9 — Warrants

Common Stock warrants

In connection with Series D issuance, the Company issued equity classified warrants to purchase 381,679 shares of Class B Common Stock at an exercise price of $1.31, to the existing investors, during the six months ended June 30, 2020. The Company valued the warrants at $0.76 per share upon issuance for a total amount of $0.3 million. As the warrants were issued in connection with the issuance of Preferred Stock, the Preferred Stock had equal and offsetting equity issuance costs of $0.3 million recorded in the consolidated balance sheet as of June 30, 2020.

During the six months ended June 30, 2021, 150,000 shares of Class B Common Stock Warrants were exercised at an exercise price of $0.01 per share for a total amount of $1.5 thousand.

As of June 30, 2021, all Preferred Stock warrants and 7,889,254 Common Stock warrants remain outstanding. As of December 31, 2020, all Preferred Stock warrants and all Common Stock warrants remained outstanding.

Note 8 — Warrants

Preferred Stock warrants

In connection with the Company’s prior debt financing arrangements, the Company issued Preferred Stock warrants to purchase shares of Series B Preferred Stock. During December 2019, the Company issued warrants to purchase up to 209,029 shares of Series B Preferred Stock at an exercise price of $1.05 per warrant, expiring in July 2025 and all remained outstanding as of December 31, 2020.

The fair value of the outstanding Preferred Stock warrants was initially $0.1 million, determined by estimating an aggregate equity value of the Company using a Backsolve method (see Note 4 — Fair value measurements).

Common Stock warrants

In connection with a prior debt facility which was partially used in 2018, then unused and terminated in 2019, the Company issued Common Stock warrants to purchase 1,951,969 shares of Class B Common Stock, which are classified in equity; in connection with the lender’s commitment until the termination of the senior secured note facility, the Company issued additional warrants to purchase 5,555,606 shares of Class B Common Stock at an exercise price of $2.19 per share, which are also classified in equity. The Company valued the warrants at $0.60 per share upon issuance for a total amount of $3.4 million. As the warrants were issued in connection with a debt facility, the debt had an equal and offsetting original issuance discount of $3.4 million which was amortized into interest expenses, net in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019.

In connection with Series D issuance, the Company issued warrants to purchase 381,679 and 150,000 shares of Class B Common Stock at an exercise price of $1.31 and $0.01 in March 2020 and December 2020, respectively, to the existing investors, which are classified in equity. The Company valued the warrants at $0.76 and $3.05 respectively per share upon issuance for a total amount of $0.7 million. As the warrants were issued in connection with the issuance of Preferred Stock, the Preferred Stock had equal and offsetting equity issuance costs of $0.7 million recorded in the consolidated balance sheet as of December 31, 2020.

As of December 31, 2020 and 2019, all Preferred Stock and Common Stock warrants remain outstanding.